Vessels in Operation (Tables)	6 Months Ended
Jun. 30, 2020
Property, Plant and Equipment [Abstract]
Schedule of Vessels in Operation, Less Accumulated Depreciation
	Vessel Cost, as adjusted for	Accumulated	Net Book
	Impairment charges	Depreciation	Value
As of January 1, 2019	$1,224,377	$(111,611)	$1,112,766

Additions	82,559	—	82,559
Depreciation	—	(39,739)	(39,739)
As of December 31, 2019	$1,306,936	$(151,350)	$1,155,586

Additions	27,624	—	27,624
Depreciation	—	(20,441)	(20,441)
Impairment loss	(43,803)	35,306	(8,497)
Transfers to Assets held for sale	(7,058)	—	(7,058)
As of June 30, 2020	$1,283,699	$(136,485)	$1,147,214